Other liabilities	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Other liabilities

9 Other liabilities

Other liabilities by type

	30 June	31 December
	2018	2017
Net defined benefit liability	413	476
Other post-employment benefits	81	87
Other staff-related liabilities	416	504
Other taxation and social security contributions	414	479
Accrued interest[1]	108	3,606
Costs payable	2,315	2,599
Share-based payment plan liabilities	13	23
Amounts to be settled	6,803	5,017
Other	3,209	3,273

	13,772	16,064

1	As per 1 January 2018 accrued interest is included in the corresponding balance sheet item of the host contract, reference is made to note 1 Accounting policies.

Other liabilities – Other relates mainly to period-end accruals.